Other Long-Term Assets (Tables)	12 Months Ended
Aug. 31, 2018
Other Long Term Assets [Abstract]
Schedule Of Other Long-Term Assets

	2018	2017
	$	$
Equipment costs subject to a deferred revenue arrangement	121	163
Long-term Wireless handset receivables	99	29
Customer equipment financing receivables	–	2
Credit facility arrangement fees	4	5
Other	76	56
	300	255